Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2021
Fair value measurement [Abstract]
Valuation Methods

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Marketable securities	Closing market price of common shares as of the measurement date (Level 1)
Derivatives	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Contingent consideration payable	Discounted cash flow model (Level 3)
Derivative liability	Closing market price of warrants (Level 1) or Kynex valuation model (Level 2)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, accounts receivable, loans receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities, other current and long-term liabilities	Carrying amount (approximates fair value due to short-term nature)
Lease receivable, convertible debentures, loans and borrowings, and lease liabilities.	Carrying value discounted at the effective interest rate which approximates fair value

Financial Assets Measured at Fair Value
The carrying values of the financial instruments at June 30, 2021 are summarized in the following table:

	Amortized cost	FVTPL	Designated FVTOCI	Total
	$	$	$	$
Financial Assets
Cash and cash equivalents	421,457	—	—	421,457
Restricted cash	19,394	—	—	19,394
Accounts receivable, excluding sales taxes receivable	54,636	—	—	54,636
Marketable securities	—	—	3,751	3,751
Derivatives	—	59,382	—	59,382
Loan receivable	10,096	—	—	10,096
Lease Receivable	4,256	—	—	4,256
Financial Liabilities
Accounts payable and accrued liabilities	57,944	—	—	57,944
Convertible debentures (1)	327,931	—	—	327,931
Contingent consideration payable	—	374	—	374
Other current liabilities	10,874	—	—	10,874
Lease liabilities	71,619	—	—	71,619
Derivative liability	—	91,939	—	91,939
Other long-term liabilities	104	—	—	104
(1)The fair value of convertible notes includes both the debt and equity components.

The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Level 1	Level 2	Level 3	Total
	$	$	$	$
As of June 30, 2021
Marketable securities	3,751	—	—	3,751
Derivative assets	—	42,477	16,905	59,382
Contingent consideration payable	—	—	374	374
Derivative liability	88,860	3,079	—	91,939

As of June 30, 2020
Marketable securities	6,066	—	1,000	7,066
Derivative assets	—	37,480	16,102	53,582
Contingent consideration payable	—	—	19,054	19,054
Derivative liability	—	1,827	—	1,827

Financial Liabilities Measured at Fair Value
The carrying values of the financial instruments at June 30, 2021 are summarized in the following table:

	Amortized cost	FVTPL	Designated FVTOCI	Total
	$	$	$	$
Financial Assets
Cash and cash equivalents	421,457	—	—	421,457
Restricted cash	19,394	—	—	19,394
Accounts receivable, excluding sales taxes receivable	54,636	—	—	54,636
Marketable securities	—	—	3,751	3,751
Derivatives	—	59,382	—	59,382
Loan receivable	10,096	—	—	10,096
Lease Receivable	4,256	—	—	4,256
Financial Liabilities
Accounts payable and accrued liabilities	57,944	—	—	57,944
Convertible debentures (1)	327,931	—	—	327,931
Contingent consideration payable	—	374	—	374
Other current liabilities	10,874	—	—	10,874
Lease liabilities	71,619	—	—	71,619
Derivative liability	—	91,939	—	91,939
Other long-term liabilities	104	—	—	104
(1)The fair value of convertible notes includes both the debt and equity components.

The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Level 1	Level 2	Level 3	Total
	$	$	$	$
As of June 30, 2021
Marketable securities	3,751	—	—	3,751
Derivative assets	—	42,477	16,905	59,382
Contingent consideration payable	—	—	374	374
Derivative liability	88,860	3,079	—	91,939

As of June 30, 2020
Marketable securities	6,066	—	1,000	7,066
Derivative assets	—	37,480	16,102	53,582
Contingent consideration payable	—	—	19,054	19,054
Derivative liability	—	1,827	—	1,827
The following is a continuity schedule of contingent consideration payable:

	CanvasRx	H2	Whistler	Reliva (1)	Immaterial transactions	Total
	$	$	$	$	$	$
Balance, June 30, 2019	1,985	1,231	24,771	—	150	28,137
Additions	—	—	—	138	—	138
Unrealized gain (loss) from changes in fair value	8	(49)	(2,316)	—	—	(2,357)
Payments	(1,993)	(1,182)	(3,689)	—	—	(6,864)
Balance, June 30, 2020	—	—	18,766	138	150	19,054
Additions	—	—	—	—	100	100
Unrealized gain (loss) from changes in fair value	—	—	44	(14)	—	30
Payments	—	—	(18,810)	—	—	(18,810)
Balance, June 30, 2021	—	—	—	124	250	374
(1)In accordance with IFRS 3 - Business Combinations, acquisition date fair values assigned to the Reliva purchase price allocation and goodwill have been adjusted, within the applicable measurement period, where new information is obtained about facts and circumstances that existed at the acquisition date (Note 13(b)).